Restricted Net Assets - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Restricted Net Assets [Abstract]
Minimum required percentage of annual after-tax profit, general reserve	10.00%
Required reserve, percentage of respective registered capital	50.00%
Amount of restricted net assets	¥ 254,490